DIRECT HOSPITALITY EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property
Employee compensation and benefits	$ 648	$ 376	$ 360
Total direct hospitality expense	2,090	1,141	910
Hospitality
Disclosure of detailed information about investment property
Employee compensation and benefits	576	230	160
Cost of food, beverage, and retail goods sold	344	245	158
Depreciation and amortization	390	258	269
Maintenance and utilities	161	105	99
Marketing and advertising	89	26	23
Other	$ 530	$ 277	$ 201